Accounts Receivable and Notes Receivable, Net	6 Months Ended
Jun. 30, 2022
Accounts receivable, Net [Abstract]
ACCOUNTS RECEIVABLE AND NOTES RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE AND NOTES RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of June 30, 2022	As of December 31, 2021

Accounts receivable and notes receivable	$9,150,085	$12,606,059
Less: allowance for doubtful accounts	(7,158,231)	(5,744,387)
Accounts receivable and notes receivable, net	$1,991,854	$6,861,672

The movement of allowance of doubtful accounts is as follows:

	For the Six Months Ended June 30,
	2022	2021

Balance at beginning of the period	$5,744,387	$1,808,889
Additions	1,760,973	506,460
Foreign currency translation adjustments	(347,129)	19,062
Balance at end of the period	$7,158,231	$2,334,411

$1,760,973 and $506,460 doubtful accounts provision was recorded for the six months ended June 30, 2022 and 2021.